                                                                          NUVEEN

NUVEEN MARYLAND
TRADITIONAL UNIT TRUST 312                                                   846


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.71 - 4.91%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.74 - 5.01%                                        - Dependable Income
DATE OF DEPOSIT: February 14, 1996                  - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    23.2 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.10 to $97.14 depending on the purchase amount
Cusip           67102E 287 monthly payment plan
Numbers         67102E 295 quarterly payment plan
                67102E 303 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               48%
                AA                22
                A1/A+             15
                A                 15
                                  ---------
                                  100%
Registration    Registered in Maryland

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-16                                            33.3%
2017-19                                             6.7%
2020-22                                            45.0%
2023+                                              15.0%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 02/13/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.72%
     Tax Equivalent Yield                          4.71%

Treasury Bonds
     Pre-Tax                                       6.35%
     Tax Equivalent Yield                          6.03%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   450,000  Washington Metropolitan Area Transit Authority (District of Columbia),                   AAA   Aaa
              Gross Revenue Transit Refunding Bonds, Series 1993, 5.25% Due 7/1/14. (FGIC
              Insured.)                                                                   2004 at 102
     200,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AA-   Aa
              The Johns Hopkins Hospital Issue, Series 1990, 0.00% Due 7/1/19. (Original
              issue discount bonds delivered on or about June 7, 1990 at a price of
              12.098% of principal amount.)                                               No Optional
                                                                                              Call
     450,000  Maryland Health and Higher Educational Facilities Authority, Project and                 AAA   Aaa
              Refunding Revenue Bonds, University of Maryland Medical System Issue,
              Series 1993, 5.00% Due 7/1/20. (Original issue discount bonds delivered on or about June 24, 1993 at a price of 90.125% of principal amount.)(FGIC
              Insured.)                                                                   2003 at 100
     450,000  Calvert County, Maryland, Pollution Control Revenue Refunding Bonds                       A   A2
              (Baltimore Gas and Electric Company Project), Series 1993, 5.55% Due
              7/15/14.                                                                    2004 at 102
     100,000  City of Gaithersburg, Maryland, Hospital Facilities Refunding and                        AAA   Aaa
              Improvement Revenue Bonds (Shady Grove Adventist Hospital), Series 1995,
              5.50% Due 9/1/15. (Original issue discount bonds delivered on or about June
              27, 1995 at a price of 93.63% of principal amount.)(FSA Insured.)           2005 at 102
     450,000  Montgomery County, Maryland, Pollution Control Revenue Refunding Bonds                    A   A1
              (Potomac Electric Project), 1994 Series, 5.375% Due 2/15/24.                2004 at 102
     450,000  Washington Suburban Sanitary District, Maryland (Montgomery and Prince                   AA   Aa1
              George's Counties, Maryland), General Construction Bonds of 1995, 5.25% Due
              6/1/20. (General Obligation Bonds.)                                         2005 at 100
     450,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/13/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.10     4.90 %      4.71%   4.74%   4.75%   4.77%   4.77%   4.79 %
 500 / $50,000               99.95     4.75        4.72    4.75    4.75    4.78    4.77    4.80
 1,000 / $100,000            99.69     4.50        4.73    4.77    4.77    4.80    4.79    4.82
 2,500 / $250,000            99.43     4.25        4.75    4.79    4.78    4.82    4.80    4.84
 5,000 / $500,000            98.65     3.50        4.78    4.85    4.82    4.88    4.84    4.90
 10,000 / $1,000,000         98.14     3.00        4.81    4.89    4.84    4.92    4.86    4.94
 25,000 / $2,500,000         97.64     2.50        4.83    4.93    4.87    4.96    4.89    4.98
 50,000 / $5,000,000         97.14     2.00        4.86    4.96    4.89    4.99    4.91    5.01

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      31.5%   34.5%   39.0%   42.5%
         4.71  % 6.88%   7.19%   7.72%   8.19%
         4.72    6.89    7.21    7.74    8.21
         4.73    6.91    7.22    7.75    8.23
         4.75    6.93    7.25    7.79    8.26
         4.78    6.98    7.30    7.84    8.31
         4.81    7.02    7.34    7.89    8.37
         4.83    7.05    7.37    7.92    8.40
         4.86    7.09    7.42    7.97    8.45

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .2227
 Monthly plan            4/15/96       .3930   $ 4.7194
 Quarterly plan          5/15/96       .7914
                         8/15/96      1.1871     4.7514
 Semi-annual plan        5/15/96       .7950
                        11/15/96      2.3850     4.7704
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.18 =  99.820
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/13/96)        interest
 99.820       X   $4.7194        =   $471.09
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN FLORIDA
INSURED UNIT TRUST 223                                                       846


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.67 - 4.86%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.72 - 4.97%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 14, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.88 to $97.90 depending on the purchase amount
Cusip           6706H4 497 monthly payment plan
Numbers         6706H4 505 quarterly payment plan
                6706H4 513 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-17                                            18.7%
2018-21                                            32.0%
2022-25                                            20.7%
2026+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/13/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.30%
     Tax Equivalent Yield                          4.67%

Treasury Bonds
     Pre-Tax
     Tax Equivalent Yield                          6.03%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Florida, Full Faith and Credit, State Board of Education, Public   2005 at 101  AAA   Aaa
              Education Capital Outlay Refunding Bonds, 1995 Series D, 4.75% Due 6/1/22.
              (Original issue discount bonds delivered on or about December 28, 1995 at a price of 93.028% of principal amount.)(General Obligation Bonds.)
     500,000  State of Florida, Department of Transportation, Turnpike Revenue Bonds,     2005 at 101  AAA   Aaa
              Series 1995A, 5.50% Due 7/1/21.
     500,000  Dade County, Florida, Seaport General Obligation Refunding Bonds, Series    2006 at 102  AAA   Aaa
              1996 (General Obligation Bonds.), 5.125% Due 10/1/26.
     155,000  City of Delray Beach, Florida, Water and Sewer Revenue Bonds, Series 1993   No Optional  AAA   Aaa
              B, 0.00% Due 10/1/14. (Original issue discount bonds delivered on or about      Call
              June 29, 1993 at a price of 29.357% of principal amount.)
     500,000  City of Gainesville, Florida, Utilities System Revenue Bonds, 1996 Series   2006 at 102  AAA   Aaa
              A, 5.20% Due 10/1/26. (When issued.)
     500,000  Orange County (Florida), Health Facilities Authority, Hospital Revenue      2005 at 102  AAA   Aaa
              Bonds, Series 1995 (Adventist Health System/Sunbelt Obligated Group), 5.25%
              Due 11/15/20. (Original issue discount bonds delivered on or about June 8,
              1995 at a price of 91.00% of principal amount.)
     120,000  The School Board of Seminole County, Florida, Certificates of               2005 at 101  AAA   Aaa
              Participation, Series 1995A, 5.25% Due 7/1/21.
     500,000  City of Tampa, Florida, Water and Sewer Systems Revenue Bonds, Series 1995,  2005 at 102 AAA   Aaa
              5.125% Due 10/1/17.
     225,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            9 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/13/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.88     4.90 %      4.67%   4.72%   4.70%   4.75%   4.72%   4.77 %
 500 / $50,000              100.72     4.75        4.68    4.73    4.71    4.75    4.73    4.77
 1,000 / $100,000           100.46     4.50        4.69    4.75    4.72    4.78    4.74    4.80
 2,500 / $250,000           100.20     4.25        4.70    4.76    4.73    4.79    4.75    4.81
 5,000 / $500,000            99.42     3.50        4.74    4.82    4.77    4.85    4.79    4.87
 10,000 / $1,000,000         98.91     3.00        4.76    4.85    4.79    4.88    4.81    4.90
 25,000 / $2,500,000         98.40     2.50        4.79    4.89    4.82    4.92    4.84    4.94
 50,000 / $5,000,000         97.90     2.00        4.81    4.92    4.84    4.95    4.86    4.97

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         4.67  % 6.49%   6.77%   7.30%   7.73%
         4.68    6.50    6.78    7.31    7.75
         4.69    6.51    6.80    7.33    7.76
         4.70    6.53    6.81    7.34    7.78
         4.74    6.58    6.87    7.41    7.85
         4.76    6.61    6.90    7.44    7.88
         4.79    6.65    6.94    7.48    7.93
         4.81    6.68    6.97    7.52    7.96

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .2223
 Monthly plan            4/15/96       .3924   $ 4.7105
 Quarterly plan          5/15/96       .7902
                         8/15/96      1.1853     4.7425
 Semi-annual plan        5/15/96       .7932
                        11/15/96      2.3796     4.7615
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.96 =  99.049
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/13/96)        interest
 99.049       X   $4.7105        =   $466.57
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)